INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill, key assumptions (Details)	Jun. 30, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate	2.00%
Rizobacter
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	16.90%
Insumos Agroquimicos S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	22.00%
Pro Farm Group, Inc.
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	12.60%